Restructuring Expenses (Schedule of Restructuring Liability) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 113	$ 539
Restructuring expenses	89	777	$ 2,544
Payments	(165)	(1,203)
Ending Balance	$ 37	$ 113	$ 539